Equity	6 Months Ended
Jun. 30, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
EQUITY

NOTE 8 - EQUITY

Medigus Ltd.:

(1)	a)	On May 22, 2020, the Company closed a firm commitment public offering, pursuant to which the Company issued a total of 575,001 ADSs (hereinafter – “ADSs”) representing a total of 11,500,020 ordinary shares, at a purchase price of USD 1.5 per ADS, and pre funded warrants to purchase up to a total of 2,758,333 ADSs representing 55,166,660 ordinary shares, at a purchase price of USD 1.499 per warrant, with an exercise price of USD 0.001.

The immediate gross and net of issuance expenses proceeds from such securities issuance aggregated to approximately USD 5 million and USD 4.4 million, respectively.

Prefunded warrants may be exercised via a cashless exercise mechanism as defined in the agreement, whereby the number of shares the value of which equals the exercise premium in cash will be deducted from the number of shares to be issued upon exercise of the warrant.

During second quarter of 2020, 1,539,656 prefunded warrants were exercised via a cashless exercise mechanism and 30,780,000 ordinary shares of the Company were allotted.

During the third quarter of 2020, 1,219,333 prefunded warrants were exercised. Accordingly, 24,386,660 ordinary shares of the Company were issued.

Until the end of the third quarter, all the prefunded warrants were exercised.

On July 9, 2020, the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 750,000 thousand, such that the authorized share capital increased to NIS 1,000,000,000 ordinary shares.

b)	During second quarter of 2020, 197,000 warrants C were exercised. Accordingly, 3,940,000 ordinary shares of the Company were allotted. The immediate net of issuance expenses proceeds from such exercise aggregated to approximately USD 0.7 million.

c)	On May 18, 2020, board of directors of the Company authorized the issuance of 750,000 options to former CFO of the Company. Each option is convertible into one share of common stock of the Company of NIS1.0 par value, in accordance with the following terms: (i) the Options shall vest on a quarterly basis over a period of three years; (ii) the term of the Options shall be of six (6) years from the date of grant, unless they have been exercised or cancelled in accordance with the terms of and conditions of the applicable incentive plan of the Company, (iii) unless previously exercised or cancelled, the Options may be exercised until 180 days from the date of termination of the service, (iv) the exercise price per share of the Options shall be NIS 0.59, (v) the Options’ grant shall be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version], if applicable. As of June 30, 2021, these options forfeited.

d)	On June 1, 2020, board of directors of the Company authorized the issuance of an aggregated amount of 1,500,000 options to the Company’s consultants. Each option is convertible into one share of common stock of the Company of NIS1.0 par value, in accordance with the following terms: (i) the Options shall vest on a quarterly basis over a period of three years; (ii) the term of the Options shall be of six (6) years from the date of grant, unless they have been exercised or cancelled in accordance with the terms of and conditions of the applicable incentive plan of the Company, (iii) unless previously exercised or cancelled, the Options may be exercised until 180 days from the date of termination of the service.

(2)	Share offering to the public and existing shareholders:

On January 11, 2021, the Company entered into an underwriting agreement with Aegis Capital Corp. (hereinafter – “Aegis”), pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,659,735 ADSs, representing a total of 73,194,700 ordinary shares, of no par value for a public offering price of USD2.30 per ADS. In addition, the Underwriter was granted an option to purchase additional 15 percent of the ADSs sold in the Offering solely to cover over-allotments, exercisable until the earlier of 30-days or the last day of trading of the Company’s ordinary shares on the Tel-Aviv Stock Exchange. Aegis exercised its over-allotment option in full to purchase an additional 548,960 ADSs, the closing of which occurred on January 19, 2021. The total gross proceeds of the offering to approximately USD 9.68 million.

On February 12, 2021, following the approval of an extraordinary general meeting of the Company shareholders held on February 12, 2021, the Company amended its articles of association to eliminate the par value of its ordinary shares, such that the authorized share capital of the Company following the amendment consists of 1,000,000,000 ordinary shares of no-par value.

On February 25, 2021, the Company entered into an underwriting agreement with Aegis pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,258,438 ADSs for a public offering price of USD2.60 per ADS. In addition, Aegis was granted an option to purchase additional 15 percent of the ADSs sold in the offering solely to cover over-allotments. Aegis exercised its over-allotment option in full to purchase an additional 488,765 thousand ADSs. The total gross proceeds of the offering to approximately USD 9.7 million.

(3)	Share-based compensation to employees and to directors:

In May and June 2021, the company board of directors approved the grant of 25,600,000 options pursuant to the company’s option plan, to certain employees, consultants and directors.